Income Taxes - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating Loss Carryforwards [Line Items]
Valuation allowance increase	$ 8,500
Significant change in unrecognized tax benefits, amount that would be recorded in continuing operations	4,500
Significant change in unrecognized tax benefits, amount that would be recorded in equity	4,500
Gross unrecognized tax benefits	210	$ 270	$ 0
Federal
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	15,700
State
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	24,200
Foreign
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	$ 4,500